Right of Use Assets - Schedule of Lease Liability and Maturity of Lease (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2025 USD ($)
Lease Liability
As at beginning of the year/period	RM 162,577	$ 38,593	RM 209,571
Add: New lease recognized
Add: Imputed interest	3,926		10,090	932
Less: Principal repayment	(27,142)		(57,084)	(6,443)
Termination	(37,340)	(8,864)
As at end of the year/period	102,021	24,218	162,577
Lease liability current portion	36,072		52,768	8,563
Lease liability non-current portion	65,949		109,809	15,655
Maturities of Lease	102,021		162,577	24,218
Year ending December 31, 2025 [Member]
Lease Liability
As at beginning of the year/period	52,768
As at end of the year/period			52,768
Maturities of Lease			52,768
Year ending December 31, 2026 [Member]
Lease Liability
As at beginning of the year/period	57,434
As at end of the year/period			57,434
Maturities of Lease			57,434
Year ending December 31, 2027 [Member]
Lease Liability
As at beginning of the year/period	25,598
As at end of the year/period			25,598
Maturities of Lease			25,598
Year ending December 31, 2028 [Member]
Lease Liability
As at beginning of the year/period	7,701
As at end of the year/period			7,701
Maturities of Lease			7,701
Year ending December 31, 2029 [Member]
Lease Liability
As at beginning of the year/period	8,171
As at end of the year/period			8,171
Maturities of Lease			8,171
After December 31, 2029 [Member]
Lease Liability
As at beginning of the year/period	10,905
As at end of the year/period			10,905
Maturities of Lease			RM 10,905
Period ending June 30, 2026 [Member]
Lease Liability
As at end of the year/period	36,072	8,563
Maturities of Lease	36,072			8,563
Period ending June 30, 2027 [Member]
Lease Liability
As at end of the year/period	35,490	8,424
Maturities of Lease	35,490			8,424
Period ending June 30, 2028 [Member]
Lease Liability
As at end of the year/period	7,476	1,775
Maturities of Lease	7,476			1,775
Period ending June 30, 2029 [Member]
Lease Liability
As at end of the year/period	7,932	1,883
Maturities of Lease	7,932			1,883
Period ending June 30, 2030 [Member]
Lease Liability
As at end of the year/period	8,416	1,998
Maturities of Lease	8,416			1,998
After June 30, 2030 [Member]
Lease Liability
As at end of the year/period	6,635	$ 1,575
Maturities of Lease	RM 6,635			$ 1,575